Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2025
Other Non-Current Liabilities
Other Non-Current Liabilities

12.  Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	June 30,
	2024	2025
		(Unaudited)
Warranty liabilities	4,068,079	4,281,837
Deferred revenue	3,045,846	2,847,380
Non-current finance lease liabilities	35,145	1,709,800
Payable to BaaS users	779,695	854,015
Deferred government grants	391,116	429,882
Others	308,715	316,139
Total	8,628,596	10,439,053

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, charging and battery swap equipment, which is amortized using the straight-line method as a deduction of the amortization or depreciation expense of the relevant assets over their remaining estimated useful life.